Provisions - Current and non-current (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions
Provisions, current	kr 224	kr 97	kr 134
Non-current provisions	1,471	983	1,176
Total provisions	kr 1,695	kr 1,080	kr 1,310	kr 920